SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES (Details) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 760,350	$ 723,724
Lease liabilities	204,038	429,536
Borrowings		52,252
Total Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	760,350	723,724
Lease liabilities	204,038	429,536
TOTAL	964,388	1,205,512
Borrowings		52,252
Carrying Amount (assets)/liabilities [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	760,350	723,724
Lease liabilities	204,038	429,536
TOTAL	964,388	1,205,512
Borrowings		52,252
Less than 6 Months [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	760,350	723,724
Lease liabilities	129,057	108,924
TOTAL	889,407	832,648
Borrowings
6 - 12 Months [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities	50,569	131,991
TOTAL	50,569	131,991
Borrowings
Between 1 and 2 years [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities	24,412	188,621
TOTAL	24,412	240,873
Borrowings		52,252
Between 2 and 5 years [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities
TOTAL
Borrowings
Over 5 Years [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities
TOTAL
Borrowings